Contingencies - Additional Information (Detail) $ in Thousands				1 Months Ended	12 Months Ended
	Nov. 25, 2020 USD ($)	Aug. 20, 2020 USD ($)	Nov. 19, 2018 Individuals Entity	Sep. 30, 2018	Dec. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2012 USD ($) Employees	Dec. 31, 2011 Employees	Dec. 31, 2023 $ / PerMetreCube	Dec. 31, 2023 $ / PerTon
Disclosure of Commitments and Contingencies [Line Items]
Accrued environmental remediation liabilities					$ 208,000
Number of former employees | Employees							25	25
Amount of damages and interest identified							$ 61,000
Accrued Provision For Remediation Costs						$ 1,000
Loss Contingency, Damages Value		$ 342,000
United Kingdom [member]
Disclosure of Commitments and Contingencies [Line Items]
Loss of profit	$ 700
Quarry Backfilling Costs	$ 14,000
United States [member]
Disclosure of Commitments and Contingencies [Line Items]
Accrued environmental remediation liabilities					45,000
APO Land & Quarry Corporation [member]
Disclosure of Commitments and Contingencies [Line Items]
Minority interest percentage				40.00%
Number of individuals filed lawsuit | Individuals			40
Number of entities | Entity			1
Number of individuals affected by landslide | Individuals			8,000
Loss contingency					78,000
APO Land & Quarry Corporation [member] | Rehabilitation fund [member]
Disclosure of Commitments and Contingencies [Line Items]
Loss contingency					$ 9,000
Top of range [member] | MEXICO | Levies On The Extraction Of Raw Materials [Member]
Disclosure of Commitments and Contingencies [Line Items]
Levies per unit									9.17	34.2
Top of range [member] | United Kingdom [member]
Disclosure of Commitments and Contingencies [Line Items]
Environmental expenditure assessment and quantification period from the date of closure, maximum					60 years
Bottom of range [member] | MEXICO | Levies On The Extraction Of Raw Materials [Member]
Disclosure of Commitments and Contingencies [Line Items]
Levies per unit									0.67	2.5